Schedule of Investments PIMCO California Municipal Income Fund III	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.1% ¤
MUNICIPAL BONDS & NOTES 165.9%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	$730	$22

CALIFORNIA 150.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2052 (c)	1,900	517
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (d)	2,525	1,427
Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023 4.250% due 08/01/2050	2,300	2,275
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	600	189
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.125% due 04/01/2054	1,500	1,436
Bay Area Toll Authority, California Revenue Bonds, Series 2024 3.200% due 04/01/2059	800	800
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,330	1,279
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	1,750	1,857
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 11/01/2055	3,000	3,143
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 01/01/2056	1,880	1,976
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	792
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2042	6,945	7,003
6.125% due 06/01/2038	1,000	1,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (c)	4,000	646
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	4,000	767
California Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 10/01/2043	1,000	1,028
California Educational Facilities Authority Revenue Bonds, Series 2023 5.500% due 10/01/2053	1,000	1,024
California Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 04/01/2045	1,050	1,114
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	3,000	3,015
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,960	2,998
5.000% due 08/15/2055	5,000	5,026
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,220	1,211
4.000% due 11/01/2044	1,000	949
4.000% due 11/01/2051	2,250	2,044
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,000	923
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	2,300	2,166
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.330% due 02/01/2042	1,000	966
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	1,750	1,761
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,100	1,098
6.000% due 03/01/2053	1,750	1,755
7.000% due 03/01/2053	500	481
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	5,000	412
4.000% due 11/01/2050	860	764
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 9.500% due 01/01/2065	350	350
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,500	1,528
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	1,000	937

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

California Municipal Finance Authority Revenue Bonds, Series 2021
3.000% due 09/01/2030 (e)	1,800	1,680
4.000% due 11/01/2036	800	745
4.000% due 09/01/2050 (e)	1,200	992
California Municipal Finance Authority Revenue Bonds, Series 2024
5.750% due 05/01/2054	200	204
6.000% due 01/01/2039	2,000	2,058
California Municipal Finance Authority Revenue Bonds, Series 2025 5.250% due 01/01/2045	800	792
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2049	200	203
5.000% due 09/01/2054	100	101
5.125% due 09/01/2059	575	587
California Pollution Control Financing Authority Revenue Bonds, Series 2023 3.700% due 07/01/2043	1,200	1,199
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	2,250	2,340
California School Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2059	375	377
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	1,500	1,457
California State General Obligation Bonds, Series 2018 4.000% due 10/01/2039	4,500	4,440
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2040	850	854
California State General Obligation Bonds, Series 2022 4.000% due 04/01/2049	1,750	1,690
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	1,600	1,575
California State University Revenue Bonds, Series 2015
5.000% due 11/01/2043	3,300	3,313
5.000% due 11/01/2047	3,450	3,460
California State University Revenue Bonds, Series 2024 4.000% due 11/01/2049	600	572
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	950	999
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	180
5.000% due 06/01/2046	1,000	976
5.000% due 12/01/2046	3,100	3,073
5.250% due 12/01/2056	3,750	3,754
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,363
4.000% due 07/01/2048	850	802
4.000% due 12/01/2057	2,000	1,748
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,470	1,260
California Statewide Communities Development Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	1,800	1,887
California Statewide Communities Development Authority Special Tax Bonds, Series 2025 4.625% due 09/02/2050	1,100	1,092
California Statewide Communities Development Authority, (FNMA Insured), Series 2024 4.000% due 10/01/2042	1,100	1,030
Central Valley Energy Authority, California Revenue Bonds, Series 2025 5.000% due 12/01/2055	1,500	1,625
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2030 (c)	1,135	945
0.000% due 08/01/2038 (c)	1,300	742
0.000% due 08/01/2039 (c)	1,600	866
0.000% due 08/01/2041 (c)	1,935	937
0.000% due 08/01/2046 (c)	1,500	556
City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2049	2,000	1,906
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 3.000% due 08/01/2056	1,500	1,027
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,130	968
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2044	725	746
Corona Norco Unified School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,460	1,402
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	347
3.400% due 10/01/2046	350	275
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	1,800	1,158
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	300	307
Desert Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,100	1,050
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,400	1,464
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,005
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,160	1,123

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	720	641
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,400	1,402
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,125	2,041
Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2055	2,100	1,972
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	1,000	949
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	20,025	2,156
Grossmont Healthcare District, California General Obligation Bonds, Series 2025 5.000% due 07/15/2040 (a)	900	997
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,150	1,114
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	2,000	1,923
5.000% due 07/01/2061	600	550
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	2,000	1,879
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 4.000% due 05/01/2049	1,200	1,133
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	1,250	1,184
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023 4.000% due 08/01/2053	1,250	1,179
Long Beach Unified School District, California General Obligation Bonds, Series 2009 5.750% due 08/01/2033	305	308
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2024 4.000% due 12/01/2053	820	773
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,185	1,112
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2048	1,800	1,814
Los Angeles Department of Airports, California Revenue Bonds, Series 2021 5.000% due 05/15/2046	1,925	1,951
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2035	2,000	2,180
Los Angeles Department of Airports, California Revenue Notes, Series 2025 5.000% due 05/15/2034 (a)	1,800	1,927
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,700	3,250
7.000% due 11/01/2034	2,285	2,755
Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured),Series 2024 4.000% due 06/01/2049	1,700	1,605
Manteca Financing Authority, California Revenue Bonds, Series 2009 5.750% due 12/01/2036	1,000	1,004
Manteca Unified School District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2045	1,800	1,732
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,800	1,722
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	3,650	3,565
Mountain House Community Facilities District, California Special Tax Bonds, Series 2025 5.000% due 09/01/2050	1,030	1,038
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	2,200	2,104
Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 09/01/2036	800	804
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	400	376
Ontario Montclair School District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2046	1,525	1,558
Pacifica School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2050	1,500	1,565
Palm Springs Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,200	1,145
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,190	1,135
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (c)	1,500	570
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	275	271
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	900	885
Riverside County, California Transportation Commission Revenue Bonds, Series 2013 0.000% due 06/01/2042 (c)	1,000	445
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2047	1,880	1,774
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	2,000	2,002
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2049	1,340	1,230
Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,550	1,588

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

5.000% due 09/01/2047	400	406
San Bernardino Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	3,000	3,172
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2053	3,000	3,172
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,700	1,477
5.000% due 07/01/2056	1,200	1,207
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	1,990	1,930
San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,000	3,735
5.000% due 07/01/2048	2,000	2,122
San Diego Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2054	1,800	1,678
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	1,800	1,800
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	3,750	3,778
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025 5.000% due 05/01/2033	1,500	1,620
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,500	1,587
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	775	760
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,500	1,564
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 5.250% due 11/01/2052	1,250	1,349
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	4,200	4,689
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,500	1,589
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,500	1,424
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2034	885	891
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (c)	1,050	748
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,550	1,473
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	1,800	1,729
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,040	1,031
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	1,000	543
Soquel Union Elementary School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2046	1,000	955
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	2,000	1,930
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,495	1,588
Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	600	603
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	20,000	3,266
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	3,995	798
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2048	1,325	1,340
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	2,250	2,037
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	2,500	2,289
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.500% due 08/01/2053	1,270	1,373

		247,871

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	2,355	1,953
7.120% due 10/01/2038	420	392

		2,345

ILLINOIS 0.6%
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2027	1,000	1,043

NEW HAMPSHIRE 1.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	1,657	1,632

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.000% due 07/20/2039	1,397	1,346

		2,978

NEW YORK 1.0%
Freddie Mac Multifamily ML Certificates, New York Revenue Bonds, Series 2024 0.000% due 11/25/2038	1,692	1,581

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	570	0

PUERTO RICO 8.6%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	18,000	1,104
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,764	1,107
0.000% due 11/01/2051	1,745	1,086
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,000	686
4.000% due 07/01/2041	1,000	916
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	10,700	3,511
0.000% due 07/01/2051 (c)	6,630	1,610
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,280	4,081

		14,101

TEXAS 1.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	390	131
12.000% due 12/01/2045 ^(b)	650	309
Roma Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	1,800	1,638

		2,078

VIRGINIA 0.5%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	15,000	456
5.500% due 07/01/2044	500	437

		893

WISCONSIN 0.5%
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2055 (c)	4,100	826

Total Municipal Bonds & Notes (Cost $279,785)		273,738

U.S. GOVERNMENT AGENCIES 5.2%
Freddie Mac
3.199% due 01/25/2043 ~	400	259
3.600% due 12/01/2040	1,976	1,817
3.720% due 01/01/2041	1,681	1,562
3.850% due 02/01/2038 - 07/01/2041	4,072	3,862
4.080% due 06/01/2033	1,047	1,048

Total U.S. Government Agencies (Cost $8,491)		8,548

Total Investments in Securities (Cost $288,276)		282,286

Total Investments 171.1% (Cost $288,276)		$282,286
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (100.0)%		164,993
Other Assets and Liabilities, net (171.1)%		(282,286)

Net Assets Applicable to Common Shareholders 100.0%		$164,993

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Zero coupon security.
(d)				Security becomes interest bearing at a future date.
(e)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	3.000%	09/01/2030	02/18/2025	$1,689	$1,680	1.02%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000	09/01/2050	08/03/2022	1,091	992	0.60

				$2,780	$2,672	1.62%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona		$0	$22	$0	$22
California		0	247,871	0	247,871
Delaware		0	2,345	0	2,345
Illinois		0	1,043	0	1,043
New Hampshire		0	2,978	0	2,978
New York		0	1,581	0	1,581
Puerto Rico		0	14,101	0	14,101
Texas		0	2,078	0	2,078
Virginia		0	893	0	893
Wisconsin		0	826	0	826
U.S. Government Agencies		0	8,548	0	8,548

Total Investments		$0	$282,286	$0	$282,286

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	PSF	Public School Fund

Other Abbreviations:
TBA	To-Be-Announced